UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of December 31, 2009
Check here if Amendment [x]; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         February 11,2010
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      54
Form 13F Information Table Value   $537,001
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         12/31/2009


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Adobe Systems Inc.	      COM      00724F101  14,628  397,708 SH         SOLE       NA    157,545   0  240,163
Aetna Inc.	              COM      00817Y108  13,107  413,475 SH         SOLE       NA    163,701   0  249,774
Allegheny Technologies        COM      01741R102   2,693   60,158 SH         SOLE       NA     24,240   0   35,918
Allergan Inc                  COM      018490102  13,423  213,036 SH         SOLE       NA     84,347   0  128,689
Amazon.com	              COM      023135106   5,549   41,248 SH         SOLE       NA     16,335   0   24,913
American Express Co.	      COM      025816109   5,323  131,361 SH         SOLE       NA     51,987   0   79,374
Amgen Inc.                    COM      031162100   7,961  140,720 SH         SOLE       NA     55,731   0   84,989
Apache Corp.                  COM      037411105  13,084  126,824 SH         SOLE       NA     50,209   0   76,615
Apple Computer, Inc.          COM      037833100  16,845   79,934 SH         SOLE       NA     31,668   0   48,266
Carnival Corporation          COM      143658300   8,740  275,804 SH         SOLE       NA    109,323   0  166,481
Celgene Corporation           COM      151020104   5,294   95,077 SH         SOLE       NA     37,661   0   57,416
Cisco Systems, Inc.           COM      17275R102  13,325  556,586 SH         SOLE       NA    220,419   0  336,167
Coca-Cola Co.                 COM      191216100  15,229  267,179 SH         SOLE       NA    105,794   0  161,385
Colgate Palmolive             COM      194162103   5,279   64,262 SH         SOLE       NA     25,449   0   38,813
Corning Inc.		      COM      219350105   5,450  282,222 SH         SOLE       NA    111,767   0  170,455
COSTCO Wholesale              COM      22160K105   7,978  134,830 SH         SOLE       NA     53,397   0   81,433
Devon Energy Corporation      COM      25179M103   8,123  110,519 SH         SOLE       NA     43,771   0   66,748
EOG Resources, Inc.  	      COM      26875P101  14,845  152,565 SH         SOLE       NA     60,488   0   92,077
eBay Inc.                     COM      278642103   8,052  342,211 SH         SOLE       NA    135,518   0  206,693
Express Scripts, Inc. 	      COM      302182100  12,951  149,856 SH         SOLE       NA     59,348   0   90,508
FedEx Corp.            	      COM      31428X106  14,342  171,865 SH         SOLE       NA     68,050   0  103,815
Franklin Resources Inc.       COM      354613101  13,449  127,662 SH         SOLE       NA     50,562   0   77,100
Freeport-McMoRan Copper & Go  COM      35671D857   5,379   66,995 SH         SOLE       NA     26,531   0   40,464
General Mills Inc.            COM      370334104   9,595  135,508 SH         SOLE       NA     54,025   0   81,483
The Goldman Sachs Group, Inc. COM      38141G104   5,440   32,217 SH         SOLE       NA     12,758   0   19,459
Google Inc.                   COM      38259P508  17,774   28,668 SH         SOLE       NA     11,357   0   17,311
Hewlett-Packard Co.           COM      428236103  15,697  304,728 SH         SOLE       NA    120,239   0  184,489
Home Depot Inc.               COM      437076102      63    2,189 SH         SOLE       NA          0   0    2,189
Honeywell International Inc.  COM      438516106  10,863  277,109 SH         SOLE       NA    109,757   0  167,352
Illinois Tools Works Inc      COM      452308109      57    1,193 SH         SOLE       NA          0   0    1,193
Intel corporation             COM      458140100   8,035  393,894 SH         SOLE       NA    156,026   0  237,868
Intl Business Machines Corp.  COM      459200101  13,585  103,779 SH         SOLE       NA     41,096   0   62,683
JPMorgan Chase & Co.          COM      46625H100   5,346  128,289 SH         SOLE       NA     50,804   0   77,485
Johnson & Johnson             COM      478160104  13,048  202,581 SH         SOLE       NA     80,230   0  122,351
Kohl's Corp.                  COM      500255104  12,845  238,176 SH         SOLE       NA     94,331   0  143,845
Mastercard, Inc.              COM      57636Q104  15,835   61,862 SH         SOLE       NA     24,483   0   37,379
Medco Health Solution         COM      58405U105  11,047  172,860 SH         SOLE       NA     68,444   0  104,416
Merck & Co. Inc.              COM      589331107  12,778  349,686 SH         SOLE       NA    138,488   0  211,198
Microsoft Corp.               COM      594918104  20,621  676,540 SH         SOLE       NA    267,936   0  408,604
The Mosaic Company            COM      61945A107   1,887   31,596 SH         SOLE       NA     12,342   0   19,254
Norfolk Sothern Corp          COM      655844108   9,237  176,205 SH         SOLE       NA     69,781   0  106,424
Oracle Corp.                  COM      68389X105   8,874  361,779 SH         SOLE       NA    143,656   0  218,123
Precision Castparts Co.       COM      740189105   8,439   76,474 SH         SOLE       NA     30,499   0   45,975
Procter & Gamble              COM      742718109  14,423  237,892 SH         SOLE       NA     94,206   0  143,686
QUALCOMM Inc.                 COM      747525103   8,135  175,847 SH         SOLE       NA     69,622   0  106,225
Range Resources               COM      75281A109   8,856  177,659 SH         SOLE       NA     70,396   0  107,263
Target Corp.                  COM      87612E106  12,292  254,118 SH         SOLE       NA    100,620   0  153,498
Teck Resources LTD.           COM      878742204   8,815  252,066 SH         SOLE       NA    127,279   0  124,787
Texas Instruments, Inc.       COM      882508104   7,741  297,058 SH         SOLE       NA    116,874   0  180,184
3M Co.                        COM      88579Y101   8,526  103,132 SH         SOLE       NA     40,838   0   62,294
Union Pacific Corporation     COM      907818108  14,125  221,049 SH         SOLE       NA     87,548   0  133,501
United TEchnologies Corp.     COM      913017109  11,206  161,450 SH         SOLE       NA     63,921   0   97,529
VALE S.A. ADR                 COM      91912E105   2,327   80,149 SH         SOLE       NA          0   0   80,149
Visa Inc.                     COM      92826C839   8,441   96,513 SH         SOLE       NA     37,891   0   58,622